Leases (Tables)	12 Months Ended
Dec. 31, 2016
Leases, Operating [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases
Aggregate minimum annual rentals for wholly-owned real estate investments owned by the Account through the non-cancelable lease term, excluding short-term residential leases, are as follows (in millions):

Years Ending December 31,
2017	$572.9
2018	539.4
2019	487.8
2020	426.5
2021	353.9
Thereafter	2,883.4
Total	$5,263.9